CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net sales	¥ 216,270	¥ 182,989	¥ 327,581
Cost of goods sold	(148,929)	(208,991)	(246,255)
Gross profit (loss)	67,341	(26,002)	81,326
Other income	9,420	21,931	14,636
Selling and distribution expenses	(6,322)	(9,356)	(11,321)
Administrative expenses	(32,436)	(26,619)	(25,111)
Bad debt expense	(125,554)	(150,268)	(68,660)
Finance costs	(2,166)	(2,748)	(315)
Other expenses	(124)	0	0
Loss before taxation	(89,841)	(193,062)	(9,445)
Income tax expense	(217)	(33)	(56)
Net loss	(90,058)	(193,095)	(9,501)
Net income (loss) attributable to :
Equity holders of the Company	(88,752)	(193,095)	(9,501)
Non-controlling interest	(1,306)
Net loss	(90,058)	(193,095)	(9,501)
Other comprehensive income (loss)
Exchange differences on translation of financial statements of foreign operations	585	371	(118)
Total comprehensive loss for the year	(89,473)	(192,724)	(9,619)
Total comprehensive loss attributable to:
Equity holders of the Company	(88,167)	(192,724)	(9,619)
Non-controlling interest	(1,306)
Total comprehensive loss for the year	¥ (89,473)	¥ (192,724)	¥ (9,619)
Loss per share attributable to the equity holders of the Company
Basic (RMB)	¥ (17.24)	¥ (65.67)	¥ (4.68)
Diluted (RMB)	¥ (17.24)	¥ (65.67)	¥ (4.68)